SCHEDULE OF SHORT TERM INVESTMENT (Details) (Parenthetical) - USD ($)					12 Months Ended
	Sep. 30, 2023	Aug. 30, 2023	Aug. 04, 2023	May 20, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2023	Mar. 31, 2023
Marketable Securities [Line Items]
Market value investment					$ 2,319,247
Stock issued during period, value, new issues				$ 300,000	$ 10,270,000	$ 7,900,300	$ 10,694,499
Cost of stocks					$ 328,590
Market price of the stocks					$ 228,026
Fitell Corp [Member]
Marketable Securities [Line Items]
Stock issued during period, value, new issues					100,564
Certificate of Deposits One [Member]
Marketable Securities [Line Items]
Security deposits			$ 800,000		811,918
Interest rate			4.75%
Interest income					11,918
Certificate of Deposits Two [Member]
Marketable Securities [Line Items]
Security deposits		$ 500,000			507,921
Interest rate		4.75%
Interest income					7,921
Certificate Of Deposits Three [Member]
Marketable Securities [Line Items]
Security deposits	$ 300,000				304,352
Interest rate	4.75%
Interest income					4,352
Five S P D R S E R T R S P D R B L O O M B E R G [Member]
Marketable Securities [Line Items]
Market value investment					456.95				$ 465.93
Market price					8.98
Six Thousand Five Hundred S P D R S E R T R S P D R B L O O M B E R G [Member]
Marketable Securities [Line Items]
Market value investment					594,035
Market price					$ 1,500.95
Investment portfolio cost								$ 595,535.95